DEBT - Narrative (Q2) (Details)					3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 29, 2021 USD ($)	Aug. 13, 2020 USD ($)	Dec. 19, 2019 USD ($)	Jun. 30, 2021 USD ($) property	Jun. 30, 2021 USD ($) property	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($)	Apr. 20, 2020 USD ($)	Apr. 06, 2020 USD ($)	Mar. 27, 2020	Mar. 26, 2020	Feb. 28, 2020	Feb. 27, 2020
Debt Instrument [Line Items]
Number of real estate properties, held-for-sale | property					1	1		2
Outstanding balance of unsecured credit facility					$ 3,000,000	$ 3,000,000		$ 6,000,000	$ 7,740,000
Repayments of unsecured credit facility						9,000,000	$ 0	6,000,000	13,869,000
Debt instrument, fair value disclosure					$ 184,187,667	$ 184,187,667		177,573,106
Maximum leverage ratio					0.55	0.55						0.55	0.50
Unsecured Credit Facility | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 12,000,000
Repayments of unsecured credit facility	$ 6,000,000		$ 6,000,000
Prime Rate | Unsecured Credit Facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				1.00%
Minimum | Unsecured Credit Facility | Credit Facility
Debt Instrument [Line Items]
Line of credit facility, interest rate during period				5.50%	4.75%
New Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 22,000,000
Proceeds from credit facility	$ 6,000,000
Payments of debt issuance costs		$ 77,000
Unused commitment fee percentage		0.15%
Minimum debt service coverage ratio		125.00%
Minimum tangible net asset value		$ 120,000,000
New Credit Facility | Revolving Credit Facility, Real Estate Acquisitions | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		17,000,000
New Credit Facility | Revolving Credit Facility, Working Capital | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 5,000,000
New Credit Facility | Prime Rate | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.00%
Loans, Mature on October 15, 2021 | Unsecured Credit Facility | Line of Credit
Debt Instrument [Line Items]
Outstanding balance of unsecured credit facility								6,000,000
Loans, Mature on October 15, 2021 | Unsecured Credit Facility | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 6,000,000
Revolving Line of Credit Due by September 30, 2021 | Line of Credit
Debt Instrument [Line Items]
Repayments of unsecured credit facility		$ 6,000,000
Short-term Convertible Notes Payable
Debt Instrument [Line Items]
Debt instrument, face amount									$ 4,800,000
Debt instrument, stated interest rate														10.00%	8.00%
Debt instrument, fair value disclosure								$ 1,024,750			$ 490,000
Short-term Other Notes Payable | Loan Agreement and Promissory Note, Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Debt instrument, face amount										$ 517,000